Introduction, basis of presentation of the consolidated financial statements and other information	12 Months Ended
Dec. 31, 2021
Introduction, basis of presentation of the consolidated financial statements and other information

1.	Introduction, basis of presentation of the consolidated financial statements and other information

a)	Introduction

Banco Santander (Brasil) S.A. (Banco Santander or Bank), directly and indirectly controlled by Banco Santander, S.A., headquartered in Spain (Banco Santander Spain), is the lead institution of the Financial and Prudential Conglomerates (Conglomerate Santander) before the Central Bank of Brazil (Bacen), established as a joint-stock corporation, with head office at Avenida Presidente Juscelino Kubitschek, 2041 and 2235 – Building A - Vila Olímpia, in the City of São Paulo, State of São Paulo. Banco Santander operates as a multiple service bank, conducting its operations by means of its commercial, investment, loans, mortgage loans, leasing and foreign exchange portfolios. Through its subsidiaries, also operates in the segments of payments, management of shares’ club, securities and insurance brokerage operations, premium bonds, consumer finance, payroll loans, digital platforms, benefit vouchers, management and recovery of non-performing loans and private pension products. The operations are conducted within the context of a group of institutions that operates in the financial market on an integrated basis. The corresponding benefits and costs of providing services are absorbed between them and are conducted in the normal course of business and under commutative conditions.

The Board of Directors authorized the issuance of the Financial Statements for the year ended on December 31, 2021, at the meeting held on February 24, 2022.

These Financial Statements and the accompanying documents were the subject of an unqualified report of the Independent Auditors and a recommendation for approval issued by the Company's Audit Committee and a favorable opinion of the Company's Fiscal Council.

b)	Basis of presentation of the condensed consolidated financial statements

The consolidated financial statements have been prepared in accordance with the standards of the International Financial Reporting Standards (IFRS) issued by the International Accountant Standards Board (IASB), and interpretations issued by the IFRS Interpretations Committee (current name International Financial Reporting Interpretations Committee - IFRIC). All relevant information specifically related to the financial statements of Banco Santander, and only in relation to these, are being evidenced, and correspond to the information used by Banco Santander in its management.

As described in FN 8 a.1), the comparative information for prior periods was adjusted to reflect the remeasurement of the commercialization of electric energy operation.

c) Other information

c.1) Adoption of new standards and interpretations

The following standard changes were adopted for the first time for the year beginning January 1, 2021:

●	Amendments to IFRS 9, IAS 39, IFRS 7 “Financial Instruments”, IFRS 4 “Insurance Contracts” and IFRS 16 “Leases”:

The changes provided for in Phase 2 of the IBOR reform address issues that may affect the Financial Statements during the reform of a benchmark interest rate, including the effects of changes in contractual cash flows or hedging relationships arising from the substitution of a rate for a alternative reference rate (replacement issues). The effective date of application of this change was January 1, 2021.

The Group's contracts linked to LIBOR were reviewed between the parties and updated by the respective alternative rates disclosed, plus a spread. Management has verified that the updated cash flows are economically equivalent to the original ones, so that there were no material impacts related to this replacement.

Therefore, the implementations above had no significant impact on these Financial Statements.

Rules and interpretations that will come into effect after December 31, 2021

On the date of preparation of these consolidated financial statements, the following standards that have effective adoption date after January 1, 2022 and have not yet been adopted by the Bank are:

●	Amendment to IAS 37 “Provision, Contingent Liabilities and Contingent Assets”: in May 2020, the IASB issued this amendment to clarify that, for the purpose of assessing whether a contract is onerous, the cost of contract performance includes the incremental costs of performance contract and an allocation of other costs that are directly related to its performance. The effective date of application of this change is the 1st. January 2022.

●	IFRS 17 - In May 2017, the IASB issued the IFRS for insurance contracts that aims to replace IFRS 4. The implementation date of IFRS 17 is January 1, 2023. This standard is intended to demonstrate greater transparency and information useful in financial statements, one of the main changes being the recognition of earnings as the measure of delivery of insurance services, in order to assess the performance of insurers over time. Banco Santander is evaluating the possible impacts when adopting the standard.

●	Amendment to IFRS 3 “Business Combinations”: issued in May 2020, with the aim of replacing the references from the older version of the conceptual framework to the newer one. The amendment to IFRS 3 is effective from January 1, 2022.

●	Annual improvements – 2018-2020 cycle: in May 2020, the IASB issued the following amendments as part of the annual improvement process, applicable from January 1, 2022:

(i)	IFRS 9 - "Financial Instruments" - clarifies which fees should be included in the 10% test for writing off financial liabilities.

(ii)	IFRS 16 - "Leases" - amendment to example 13 in order to exclude the example of lessor payments related to improvements in the leased property.

(iii)	IFRS 1 "Initial Adoption of International Financial Reporting Standards" - simplifies the application of said standard by a subsidiary that adopts IFRS for the first time after its parent, in relation to measuring the accumulated amount of exchange rate variations.

●	Classification of Liabilities, amendments to IAS 1 “Presentation of Financial Statements”, considering non-current liabilities those in which the entity has the possibility of deferring payment for more than 12 months from the closing date of the reporting period. The amendments to IAS 1 are effective as of January 1, 2023.

●	Modification of IAS 8 – Presentation of Financial Statements and IAS 8 Accounting Policies: changes in accounting estimates and errors, which use a consistent definition of materiality for the purpose of making material judgements and deciding on the information to be included in the financial statements. The amendments to IAS 1 are effective as of January 1, 2023.

●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12 1 January 2023: The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities. The amendments to IAS 12 are effective as of January 1, 2023.

There are no other IFRS standards or IFRIC interpretations that have not yet come into effect that could have a material impact on the Bank's financial statements.

c.2) Estimates used

The consolidated results and the calculation of consolidated equity are impacted by the accounting policies, assumptions, estimates and measurement methods used by the Bank's directors in the preparation of interim consolidated financial statements. The Bank makes estimates and assumptions that affect the reported amounts of assets and liabilities of future periods. All estimates and assumptions required, in accordance with IFRS, are the best estimates in accordance with the applicable standard.

Consolidated financial management, as estimates are made by the note of the Bank and the consolidated entities in order to quantify certain assets, liabilities, income and expenses and disclosures of explanatory notes.

c.2.1) Critical estimates

The critical estimates and assumptions that have the most significant impact on the accounting balances of certain assets, liabilities, revenues and expenses and in the disclosure of explanatory notes, are described below:

i. Fair value assessment of certain financial instruments

Financial instruments are initially recognized at fair value and those that are not measured at fair value through profit or loss are adjusted for transaction costs.

Financial assets and liabilities are subsequently measured, at the end of each period, using valuation techniques. This calculation is based on assumptions, which consider Management's judgment based on information and market conditions existing at the balance sheet date.

Banco Santander classifies fair value measurements using the fair value hierarchy that reflects the model used in the measurement process, segregating financial instruments into Levels I, II or III.

Notes 2.e & 46.c8 of the Consolidated Financial Statements as of December 31, 2021 present the accounting practice and sensitivity analysis for the Financial Instruments, respectively.

ii. Allowance for loan losses due to impairment

The carrying amount of non-recoverable financial assets is adjusted by recording a provision for impairment chargeable to “Losses on financial assets (net) – Financial assets measured at amortized cost” in the consolidated statement of income. The reversal of previously recorded losses is recognized in the consolidated income statement in the period in which the impairment loss decreases and can be objectively related to a recovery event.

To individually measure the impairment loss of loans assessed for impairment, the Bank considers the counterparty's conditions, such as its economic and financial situation, level of indebtedness, capacity to generate income, cash flow, administration, corporate governance and quality of internal controls, payment history, industry experience, contingencies and credit limits, as well as asset characteristics, such as their nature and purpose, type, sufficiency and guarantees of liquidity level and total credit value , and also based on historical impairment experience and other circumstances known at the time of the valuation.

To measure the impairment loss of loans collectively assessed for impairment, the Bank separates financial assets into groups considering the characteristics and similarities of credit risk, that is, according to the segment, type of assets, guarantees and other factors associated with historical impairment experience and other circumstances known at the time of the valuation.

Notes 2.h & 46.b2 to the Consolidated Financial Statements as of December 31, 2021, present the accounting practice and measures for measuring credit risk, respectively.

iii. Provisions for pension funds

Defined benefit plans are recorded based on an actuarial study, carried out annually by a specialized company, at the end of each year, effective for the subsequent period and are recognized in the consolidated income statement under Interest and similar expenses and Provisions (net).

The present value of a defined benefit obligation is the present value, less any plan assets, of expected future payments necessary to settle the obligation resulting from employee service in current and past periods.

Additional details can be found in note 2.w to the Consolidated Financial Statements as of December 31, 2021.

iv. Provisions, assets and contingent liabilities

Provisions for judicial and administrative proceedings are constituted when the risk of loss of the judicial or administrative action is assessed as probable and the amounts involved are measurable with sufficient security, based on the nature, complexity and history of the actions and the opinion of the legal advisors internal and external.

Explanatory note 2.q to the Bank's consolidated financial statements for the year ended December 31, 2021, features information on provisions and contingent assets and liabilities. There were no significant changes in provisions and contingent assets and liabilities of the Bank between December 31, 2020 and December 31, 2021, the date of preparation of these consolidated financial statements.

v. Goodwill

The goodwill recorded is subject to the impairment test, at least once a year or in a shorter period, in the event of any indication of impairment of the asset.

The basis used for the recoverability test is the value in use and, for this purpose, the cash flow is estimated for a period of 5 years. Cash flow was prepared considering several factors, such as: (i) macroeconomic projections of interest rates, inflation, exchange rate and others; (ii) behavior and growth estimates of the national financial system; (iii) increased costs, returns, synergies and investment plan; (iv) customer behavior; and (v) growth rate and adjustments applied to flows in perpetuity. The adoption of these estimates involves the probability of future events occurring and the alteration of any of these factors could have a different result. The cash flow estimate is based on a valuation prepared by an independent expert annually or whenever there is evidence of a reduction in its recoverable amount, which is reviewed and approved by management.

Further details are in note 13.

vi.        Expectation of realization of tax credits

Deferred tax assets and liabilities include temporary differences, identified as the amounts expected to be paid or recovered on differences between the book values of assets and liabilities and their respective calculation bases, and accumulated tax credits and losses and the negative CSLL base. These amounts are measured at the rates expected to be applied in the period in which the asset is realized or the liability is settled. Deferred tax assets are only recognized for temporary differences to the extent that it is considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets can be used, and the deferred tax assets do not result from the initial recognition (except in a business combination) of other assets and liabilities in an operation that affects neither taxable income nor taxable income. Other deferred tax assets (tax credits and accumulated tax losses) are only recognized if it is considered probable that the consolidated entities will have sufficient future taxable profits to be used.

Deferred tax assets and liabilities recognized are revalued on the date of each balance sheet, making appropriate adjustments based on the findings of the analyzes carried out. The expectation of realization of the Bank's deferred tax assets is based on projections of future results and based on a technical study.

For further details, see note 2.z to the Consolidated Financial Statements of December 31, 2021.